SHARE-BASED PAYMENT - 2023 Plan (Details) - Employee Stock Option [Member] - 2023 Share Incentive Plan - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED PAYMENT
Maximum aggregate number of Class A ordinary shares available for grant as awards	10,322,520
Share options granted exercise price	$ 0	$ 0	$ 0